Financial Instruments Risk Management - Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency (Details)
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($) [1]
Disclosure of detailed information about financial instruments [line items]
Long-term debt		$ (4,895,425)				$ (5,411,208)
Derivatives		$ (17,628)				$ (16,493)
Foreign Exchange Risk
Disclosure of detailed information about financial instruments [line items]
Cash	$ 31,235		£ 233,590	$ 4,607	€ 100,085
Restricted cash	4,138		0	0	279
Equity in unquoted companies - FVTPL	0		0	0	13,588
Accounts receivable	6,013		23,332	6,890	43,537
Derivatives	0		0	0	(59,258)
Accounts payable and accrued liabilities	(143,735)		(199,831)	(10,191)	(71,697)
Long-term debt	0		0	0	(934,733)
Derivatives	(1,616)		(14,472)	(12)	(79,733)
Customer deposits	$ (24,898)		£ (54,200)	$ 969	€ (79,423)

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.